Goodwill and intangible assets (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	[1]	£ 259	£ 303
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets		259	303
Software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets		255	296
Additions other than through business combinations, intangible assets other than goodwill		64	145
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		25
Impairment loss recognised in profit or loss, intangible assets other than goodwill			4
Amortisation, intangible assets other than goodwill		£ 141	£ 71

[1]	Refer to Note 7 ‘Goodwill and intangible assets’ on page 45.